SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) ₽ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 11, 2021 shares	Mar. 31, 2022 RUB (₽) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 RUB (₽) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2020 RUB (₽)
SHARE-BASED COMPENSATION
Trading days				20 days	20 days
Vesting period				4 years	4 years
Maximum term of awards granted under the plan				10 years	10 years
Share-based compensation expenses		₽ 3,277	$ 46.6	₽ 24,038	$ 341.8	₽ 20,829	₽ 15,728
SARs
SHARE-BASED COMPENSATION
Number outstanding (in shares)				75,000	75,000	75,000
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)		3,300,000	3,300,000	1,405,026	1,405,026
Number outstanding (in shares)				11,939,720	11,939,720	15,637,141
Share-based compensation expenses				₽ 17,576	$ 249.9	₽ 15,651	₽ 11,312
Number of awards granted (in shares)		3,300,000	3,300,000	1,405,026	1,405,026
Number of share based awards outstanding (in shares)				5,725,549	5,725,549	10,217,045
PSUs.
SHARE-BASED COMPENSATION
Maximum percentage of awards can be earned on granted				250.00%	250.00%
Share-based compensation expenses				₽ 307	$ 4.4	₽ 1,277
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards				20.00%	20.00%
Synthetic Options Equity Incentive Plans
SHARE-BASED COMPENSATION
Percentage of options vesting after one year				25.00%	25.00%
Vesting period for specific portion of awards				1 year	1 year
Period after the first year during which award vests quarterly				3 years	3 years
Self-Driving Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Vesting period	6 years
Granted (in shares)	2,132,749
Granted equity on diluted basis (as percentage)	6.30%
Number of awards granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | Vesting begin as of February 11, 2021
SHARE-BASED COMPENSATION
Vesting period	1 year
Vesting percentage	17.00%
Self-Driving Group 2021 Equity Incentive Plan | Remaining vesting in last day of quarter every five years
SHARE-BASED COMPENSATION
Vesting period	5 years
Self-Driving Group 2021 Equity Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Number outstanding (in shares)				2,103,533	2,103,533
Number of share based awards outstanding (in shares)				619,623	619,623